Changes to accounting policies	12 Months Ended
Jan. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Changes to accounting policies
Changes to accounting policies
During the year ended January 31, 2018 the following new standards, amendments to standards or interpretations became effective for the first time. The adoption of these interpretations, standards or amendment to standards were either not relevant for the Group or have not led to any significant impact on the Group’s financial statements.

International Accounting Standards (IAS/IFRS)	Effective Date
Amendments resulting from Annual Improvements 2014–2016 Cycle (clarifying scope)	January 1, 2017
Amendment to IAS 7, Disclosure Initiative	January 1, 2017
Amendment to IAS 12, Recognition of Deferred Tax Assets for Unrealised Losses	January 1, 2017

At the date of signing these Consolidated Financial Statements, the following standards, amendments and interpretations, which have not been applied in these financial statements, were in issue but not yet effective:

International Accounting Standards (IAS/IFRS)	Effective Date
IFRS 9, Financial Instruments (as revised in 2014)	January 1, 2018
IFRS 15, Revenue from Contracts with Customers	January 1, 2018
Amendment to IFRS 2 Share Based Payments, Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments resulting from Annual Improvements 2014–2016 Cycle	January 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRS 16, Leases	January 1, 2019
Amendments to IFRS 3 Business Combinations, Remeasurement of previously held interest	January 1, 2019
Amendments to IAS 12 Income Taxes, Income tax consequences of dividends	January 1, 2019
Amendments to IAS 19 Employee Benefits, Plan amendments, curtailments or settlements	January 1, 2019
Amendments to IAS 23 Borrowing Costs, Borrowing costs eligible for capitalisation	January 1, 2019
Amendments resulting from Annual Improvements 2015–2017 Cycle	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019
Amendment to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

IFRS 15 establishes comprehensive guidelines for determining when to recognize revenue and how much revenue to recognize. The standard is effective for reporting periods beginning on or after 1 January 2018 and replaces the accounting standard IAS 18 Revenue. Two adoption methods are permitted for transition: retrospectively to all prior reporting periods presented in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, with certain practical expedients permitted; or retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.
3. Changes to accounting policies (continued)
The core principle in that framework is that a company should recognize revenue to depict the transfer of control of promised goods or services to the customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that a company determines are within the scope of IFRS 15, a company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the company satisfies a performance obligation. The standard also requires disclosure of qualitative and quantitative information about its contracts with customers, the significant judgements made in applying the Standard and any assets recognized from the costs to obtain or fulfil a contract.

The Group has elected to adopt this new standard effective February 1, 2018 as required, using the full retrospective transition method in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Under this method, the Group will adjust its results for the years ended January 31, 2017 and 2018, and applicable interim periods within those years, as if IFRS 15 had been effective for those periods. To date, the Group has assessed the effect of adoption of this standard as it relates to the license and collaboration agreement with Sarepta Therapeutics Inc. (‘Sarepta’), the license and commercialization agreement with Eurofarma Laboratórios SA ('Eurofarma') and the research collaboration agreement with F. Hoffmann - La Roche Limited ('Roche'). Currently, the Group anticipates the effects of adoption of IFRS 15 to be as described below. Estimated impacts from the adoption could differ upon the final adoption and implementation of the standard. The Group will continue to monitor interpretations released by the IFRS Interpretations Committee and amendments to IFRS 15, and will adopt these from the effective dates as appropriate.

The Group expects the accounting for contingent milestone payments and development cost share income to be the most significant change in the accounting for its license and collaboration agreements. IFRS 15 requires an entity to identify goods or services (or a bundle of goods of goods or services) that are distinct where the customer can benefit from the good or service either on its own or together with other resources and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Group expects this assessment to result in the license and the development services elements of the Group’s licensing agreements being identified as one performance obligation as these elements are not considered to be distinct, and this represents a critical accounting judgement for the Group. The impact of this assessment would result in the contingent milestone payments and development cost share income being recognized over the estimated development services period, with initial recognition occurring when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

The Group has performed an evaluation of the expected effect of adoption on the accounting for the license and collaboration agreement with Sarepta, the license and commercialization with Eurofarma and the research collaboration agreement with Roche. The Group currently estimates the following cumulative effect to total license and collaboration agreements revenues and research collaboration agreement revenue for the year ended January 31, 2018 after the adoption of IFRS 15:

Year ended January 31, 2018
£000
Estimated decrease in revenue by category:
Licensing agreements	13,059
Research collaboration agreement	—

The estimated decrease in collaboration and license agreement revenues for the year ended January 31, 2018 relates to the difference between the accounting treatment of the Sarepta development milestone payment and development cost share income under IAS 18 and IFRS 15 as described above, which has been recognized as revenue in full during the year ended January 31, 2018 under IAS 18. The difference will be reported as deferred revenue in the Consolidated Statement of Financial Position and recognized as revenue over the development period.

In addition to the effects on collaboration and license agreement revenues described above, the Group expects to revise balances of working capital components associated with collaboration and license agreement revenues, such as accounts receivable and deferred revenue. Overall, the Company currently expects current and non-current liabilities to increase as a result of these changes by £3.8 million and £9.2 million as of January 31, 2018 (2017: nil), respectively.

3. Changes to accounting policies (continued)

The quantitative amount provided above is an estimate of the expected effects of the Group’s adoption of IFRS 15. This amount represents management’s best estimates of the effects of adopting IFRS 15 at the time of the preparation of these financial statements. The actual quantitative effects of the adoption of IFRS 15 are subject to change from these estimates and such change may be significant, pending the completion of the Group’s assessment in the first quarter to April 30, 2018.

Finally, IFRS 15 requires more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, the judgments made in revenue recognition determinations, adjustments to revenue which relate to activities from previous quarters or years, any significant reversals of revenue, and costs to obtain or fulfill contracts.

IFRS 9 'Financial Instruments' will replace IAS 39 for accounting period beginning on or after January 1, 2018. The key changes are the classification and measurement of financial assets and financial liabilities after initial recognition, impairment of financial assets and a new criteria for reclassification. The Group has elected to adopt this new standard effective February 1, 2018 as required. The Group has performed an evaluation of the expected effect of adoption of IFRS 9 for all financial instruments within the scope of the standard and it is expected that there will be no impact on the Group’s net results or net assets. The expected effects of the Group’s adoption of IFRS 9 is based on management’s assessment at the time of the preparation of these financial statements. The actual effects of the adoption of IFRS 9 are subject to change from this assessment and such changes may be significant, pending the completion of the Group’s assessment in the first quarter to April 30, 2018.
IFRS 16 ‘Leases’ will replace IAS 17 for accounting periods beginning on or after January 1, 2019. In so doing, it will eliminate the distinction between classification of leases as finance or operating leases for lessees. The adoption of IFRS 16 is not expected to have a significant impact on the Group’s net results or net assets, although the full impact will be subject to further assessment following the conclusion of the ongoing consultations.
The Directors do not expect that the adoption of the remaining standards and interpretations in future periods will have a material impact on the financial statements of the Group.